DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cost of sales	$ 252,426	$ 81,435	$ 734,428	$ 324,989
Gross profit	153,460	40,478	475,814	241,147
Officer's compensation	103,750	185,750	497,000	341,250
Other	227,001	91,023	903,817	281,543
Total operating expenses	1,065,558	1,022,842	3,807,111	2,500,216
Net income (loss)	$ (837,920)	$ (672,667)	(2,906,698)	$ (4,157,254)
May 9, 2019 to December 31, 201 [Member]
Sales			0
Cost of sales			239,810
Gross profit			(239,810)
Officer's compensation			168,232
Occupancy costs			30,373
Other			48,592
Total operating expenses			247,197
Net income (loss)			$ (487,007)